Cover	Feb. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2022
Entity File Number	000-56016
Entity Registrant Name	Kaival Brands Innovations Group, Inc.
Entity Central Index Key	0001762239
Entity Tax Identification Number	83-3492907
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4460 Old Dixie Highway
Entity Address, City or Town	Grant
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32949
City Area Code	(833)
Local Phone Number	452-4825
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	KAVL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false